Financial Instruments (Schedule Of Amounts Included In Earnings And Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Financial Instruments [Line Items]
Gain (Loss) to earnings	$ 4,000,000	$ 11,000,000	$ 94,000,000
Gain (Loss) to other comprehensive income	(18,000,000)	101,000,000	(72,000,000)
Notional value of foreign currency hedge positions	1,500,000,000
Foreign Currency Derivatives [Member] | Other Expense [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	(5,000,000)	45,000,000	9,000,000
Copper and Aluminum [Member]
Financial Instruments [Line Items]
Weight of copper and aluminum for commodity hedges, in pounds	62,000,000
Derivative, Amount of Hedged Item	175,000,000
Cash Flow Hedging [Member] | Commodity Contract [Member] | Cost of Sales [Member]
Financial Instruments [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(15,000,000)	(42,000,000)	52,000,000
Cash Flow Hedging [Member] | Foreign Currency Derivatives [Member] | Sales and Cost of Sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	24,000,000	8,000,000	33,000,000
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Commodity Contract [Member]
Financial Instruments [Line Items]
Gain (Loss) to other comprehensive income	(22,000,000)	43,000,000	(58,000,000)
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Foreign Currency Derivatives [Member]
Financial Instruments [Line Items]
Gain (Loss) to other comprehensive income	$ 4,000,000	$ 58,000,000	$ (14,000,000)